Other current assets (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
Other current assets.
Receivables from employees less than 1 year	€ 64,246	€ 37,051
Value added tax refund	1,285,383	883,027
Contract assets	2,123,884	0
Prepaid expenses	2,155,523	2,219,057
Assets recognized from costs to fulfill a contract	2,183,536	237,347
Miscellaneous	487,769	217,302
Total	8,300,341	3,593,785	€ 3,264,236	€ 3,264,236
Amount of amortization recognized	€ 100,000	€ 0